Financial Assets And Financial Liabilities - Summary of managing liquidity risk (Detail) $ in Thousands	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2017 USD ($) $ / $
Liquidity Index [Abstract]
Current assets	$ 372,571	$ 185,145	$ 101,324
Current liabilities	$ 193,036	$ 134,118	$ 32,143
Liquidity Index | $ / $	1.930	1.380	3.152